UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09703

       BCT Subsidiary, Inc.

(Exact name of Registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809
(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BCT Subsidiary, Inc.
40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code:	888-825-2257

Date of fiscal year end:	October 31, 2007

Date of reporting period:	April 30, 2007

Item 1. Reports to Shareholders.

The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

ALTERNATIVES BLACKROCK SOLUTIONS EQUITIES FIXED INCOME LIQUIDITY REAL ESTATE

BlackRock Closed-End Funds

SEMI-ANNUAL REPORT | APRIL 30, 2007 (UNAUDITED)

BCT Subsidiary, Inc.

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

TRUST SUMMARY (unaudited)
APRIL 30, 2007
BCT Subsidiary, Inc.

The following unaudited chart shows the portfolio composition of the Trust’s long-term investments:

Portfolio Composition

Composition	April 30, 2007	October 31, 2006

U.S. Government and Agency Securities	26%	38%

Agency Multiple Class Mortgage Pass-Through Securities	23	15

Taxable Municipal Bonds	22	14

Corporate Bonds	11	18

Interest Only Mortgage-Backed Securities	9	8

Inverse Floating Rate Mortgage Securities	5	4

Mortgage Pass-Through Securities	4	3

PORTFOLIO OF INVESTMENTS
APRIL 30, 2007 (unaudited)
BCT Subsidiary, Inc.

(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Value

		LONG-TERM INVESTMENTS—26.5%
		Mortgage Pass-Through Securities—1.0%
		Federal National Mortgage Assoc.,
$345		5.50%, 1/01/17-2/01/17	$346,938
15		6.50%, 7/01/29	15,174

		Total Mortgage Pass-Through Securities	362,112

		Agency Multiple Class Mortgage Pass-Through Securities—6.0%
		Federal Home Loan Mortgage Corp.,
2,000		Ser. 1598, Class J, 6.50%, 10/15/08	1,994,320
81		Ser. 2564, Class NC, 5.00%, 2/15/33	77,065
26	[1]	Government National Mortgage Assoc., REMIC Trust 2000, Ser. 16, Class FD, 5.97%, 12/16/27	25,698

		Total Agency Multiple Class Mortgage Pass-Through Securities	2,097,083

		Inverse Floating Rate Mortgage Securities—1.2%
144	[1]	Citicorp Mortgage Securities, Inc., Ser. 14, Class A-4, 4.19%, 11/25/23	143,754
		Federal Home Loan Mortgage Corp.,
45	[1]	Ser. 1425, Class SB, 8.155%, 12/15/07	44,518
3	[1]	Ser. 1506, Class S, 9.727%, 5/15/08	3,056
59	[1]	Ser. 1515, Class S, 8.776%, 5/15/08	59,324
68	[1]	Ser. 1618, Class SA, 8.25%, 11/15/08	69,245
14	[1]	Ser. 1661, Class SB, 8.853%, 1/15/09	13,743
		Federal National Mortgage Assoc.,
15	[1]	Ser. 13, Class SJ, 8.75%, 2/25/09	15,486
21	[1]	Ser. 187, Class SB, 11.814%, 10/25/07	21,322
61	[1]	Ser. 214, Class SH, 4.359%, 12/25/08	60,707

		Total Inverse Floating Rate Mortgage Securities	431,155

		Interest Only Mortgage-Backed Securities—2.4%
		Federal Home Loan Mortgage Corp.,
1,787		Ser. 2523, Class EH, 5.50%, 4/15/20	109,362
378		Ser. 2633, Class PI, 4.50%, 3/15/12	5,384
4,909		Ser. 2739, Class PI, 5.00%, 3/15/22	195,428
587		Ser. 2775, Class UB, 5.00%, 12/15/17	5,669
1,893		Ser. 2976, Class KI, 5.50%, 11/15/34	228,906
		Federal National Mortgage Assoc.,
—		Ser. 8, Class HA, 1,199.999%, 1/25/08	1,434
1,218		Ser. 13, Class IG, 5.00%, 10/25/22	47,200
3		Ser. 49, Class L, 444.917%, 4/25/13	21,828
7,391		Ser. 70, Class ID, 5.00%, 4/25/22	195,935
3	[1]	Ser. 174, Class S, 97.356%, 9/25/22	11,019
—		Ser. G-21, Class L, 949.50%, 7/25/21	8,549
13,546	[1]	Vendee Mortgage Trust, Ser. 1, 0.043%, 10/15/31	30,160

		Total Interest Only Mortgage-Backed Securities	860,874

		Principal Only Mortgage-Backed Security—0.1%
17	[2]	Salomon Brothers Mortgage Securities, Inc. VI, Ser. 3, Class A, 12.50%, 10/23/17	16,202

Principal Amount (000)		Description	Value

		Asset-Backed Securities—0.0%
$234	[1,3,4,5]	Global Rated Eligible Asset Trust, Ser. A, Class 1, 7.33%, 9/15/07	$23
568	[1,3,5]	Structured Mortgage Asset Residential Trust, Ser. 2, 8.24%, 12/15/07	57

		Total Asset-Backed Securities	80

		Corporate Bond—3.0%
1,000		Morgan Stanley Group, Inc., 10.00%, 6/15/08	1,050,311

		U.S. Government and Agency Securities—6.9%
		U.S. Treasury Notes,
2,000		6.00%, 8/15/09	2,061,172
385		6.625%, 5/15/07	385,211

		Total U.S. Government and Agency Securities	2,446,383

		Taxable Municipal Bonds—5.9%
500		Fresno California Pension Oblig., 7.80%, 6/01/14	547,130
500		Kern County California Pension Oblig., 6.98%, 8/15/09	521,830
500		Los Angeles County California Pension Oblig., Ser. D, 6.97%, 6/30/08	510,735
500		Orleans Parish Louisiana School Board, Ser. A, 6.60%, 2/01/08	505,430

		Total Taxable Municipal Bonds	2,085,125

		Total Long-Term Investments (cost $9,542,512)	9,349,325

		SHORT-TERM INVESTMENT—74.0%
		U.S. Government and Agency Discount Notes—74.0%
26,100	[6]	Federal Home Loan Bank Disc. Notes, 5.061%, 5/01/07 (cost $26,100,000)	26,100,000

		Total Investments—100.5% (cost $35,642,5127)	$35,449,325
		Liabilities in excess of other assets—(0.5)%	(173,673)

		Net Assets—100%	$35,275,652

[1]	Variable rate security. Rate shown is interest rate as of April 30, 2007.
[2]	Rate shown is effective yield of the underlying collateral as of April 30, 2007.
[3]	Illiquid security. As of April 30, 2007, the Trust held less than 0.1% of its net assets, with a current market value of $80, in these securities.
[4]

Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of April 30, 2007, the Trust held less than 0.1% of its net assets, with a current market value of $23, in securities restricted as to resale.

[5]	Security is fair valued.
[6]	Rate shown is the yield to maturity as of the date of purchase.
[7]

Cost for federal income tax purposes is $35,642,512. The net unrealized depreciation on a tax basis is $193,187, consisting of $2,289,337 gross unrealized appreciation and $2,482,524 gross unrealized depreciation.

KEY TO ABBREVIATIONS REMIC — Real Estate Mortgage Investment Conduit

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES (unaudited)
APRIL 30, 2007
BCT Subsidiary, Inc.

Assets
Investments at value (cost $35,642,512)	$35,449,325
Cash	102,622
Interest receivable	211,807

35,763,754

Liabilities
Due to Broad Investment Grade 2009 Term Trust, Inc.	488,102

Net Assets	$35,275,652

Composition of Net Assets
Par value ($0.01 par value per share)	$29,571
Paid-in capital in excess of par	36,483,727
Undistributed net investment income	2,158,915
Accumulated net realized loss	(3,203,374)
Net unrealized depreciation	(193,187)

Net assets, April 30, 2007	$35,275,652

Net asset value per share:
($35,275,652 ÷ 2,957,093 shares issued and outstanding)	$11.93

See Notes to Financial Statements.

STATEMENT OF OPERATIONS (unaudited)
For the six months ended April 30, 2007
BCT Subsidiary, Inc.

Investment Income
Interest income	$882,771

Expenses
Investment advisory	95,458
Administration	26,034
Custodian	29,859
Reports to shareholders	3,000
Independent accountants	12,798
Legal	4,424
Miscellaneous	6,285

Total expenses excluding excise tax	177,858
Excise tax	17,386

Total expenses	195,244

Net investment income	687,527

Realized and Unrealized Gain
Net realized gain on investments	5,553
Net change in unrealized appreciation/depreciation on investments	135,891

Net gain	141,444

Net Increase in Net Assets Resulting from Operations	$828,971

See Notes to Financial Statements.

STATEMENT OF CASH FLOWS (unaudited)
For the six months ended April 30, 2007
BCT Subsidiary, Inc.

Net Increase in Net Assets Resulting from Operations to Net Cash Flows Provided by Operating Activities
Cash flows from operating activities:
Net increase in net assets resulting from operations	$828,971

Proceeds from sales of long-term investments	5,088,431
Net purchases of short-term investments	(3,999,019)
Amortization of premium and discount on investments	(38,254)
Net realized gain on investments	(5,553)
Increase in unrealized appreciation on investments	(135,891)
Decrease in interest receivable	113,367
Decrease in payable to custodian	(116,023)
Increase in due to Broad Investment Grade 2009 Term Trust, Inc.	195,244

Total adjustments	1,102,302

Net cash provided by operating activities	$1,931,273

Increase in Cash
Cash flows used for financing activities:
Cash dividends paid	(1,828,651)

Net increase in cash	102,622
Cash at beginning of period	—

Cash at end of period	$102,622

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
For the six months ended April 30, 2007 (unaudited) and the year ended October 31, 2006
BCT Subsidiary, Inc.

	2007	2006

Net Increase in Net Assets
Operations:
Net investment income	$687,527	$1,636,167
Net realized gain (loss)	5,553	(463,092)
Net change in unrealized appreciation/depreciation	135,891	392,197

Net increase in net assets resulting from operations	828,971	1,565,272

Dividends from net investment income	(1,828,651)	(2,269,778)

Total decrease	(999,680)	(704,506)

Net Assets
Beginning of period	36,275,332	36,979,838

End of period	$35,275,652	$36,275,332

End of period undistributed net investment income	$2,158,915	$3,300,039

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BCT Subsidiary, Inc.

	Six Months Ended April 30, 2007 (unaudited)	Year Ended October 31,

		2006	2005	2004	2003	2002

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$12.27	$12.51	$12.74	$14.09	$14.05	$13.33

Investment operations:
Net investment income	0.23	0.55	0.54	0.69	1.17	1.45
Net realized and unrealized gain (loss)	0.05	(0.02)	(0.77)	0.11	(1.13)	0.22

Net increase (decrease) from investment operations	0.28	0.53	(0.23)	0.80	0.04	1.67

Dividends and distributions from:
Net investment income	(0.62)	(0.77)	—	(1.62)	—	(0.95)
Net realized gains	—	—	—	(0.53)	—	—

Total dividends and distributions	(0.62)	(0.77)	—	(2.15)	—	(0.95)

Net asset value, end of period	$11.93	$12.27	$12.51	$12.74	$14.09	$14.05

TOTAL INVESTMENT RETURN[1]	2.36%	5.18%	(1.81)%	6.64%	0.28%	12.55%

RATIOS TO AVERAGE NET ASSETS:
Total expenses	1.12%[2]	1.01%	2.30%	2.50%	1.95%	2.35%
Net expenses excluding interest expense and excise tax	1.02%[2]	1.01%	1.04%	1.03%	1.05%	1.03%
Net investment income	3.96%[2]	4.68%	4.70%	5.57%	8.59%	10.49%

SUPPLEMENTAL DATA:
Average net assets (000)	$34,999	$34,946	$34,267	$36,628	$40,418	$40,991
Portfolio turnover	—%	3%	101%	14%	30%	37%
Net assets, end of period (000)	$35,276	$36,275	$36,980	$37,672	$41,654	$41,559
Reverse repurchase agreements outstanding, end of period (000)	$—	$—	$—	$19,263	$18,416	$23,669
Asset coverage, end of period[3]	$—	$—	$—	$2,956	$3,262	$2,756
Reverse repurchase agreements average daily balance (000)	$—	$—	$7,865	$21,883	$19,409	$17,388
Reverse repurchase agreements weighted average interest rate	—%	—%	2.32%	1.20%	1.21%	1.82%

[1]

This entity is not publicly traded. The total investment return is calculated assuming a purchase of a share at the current net asset value on the first day and a sale at the current net asset value on the last day of each period reported. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

[2]	Annualized.
[3]	Per $1,000 of reverse repurchase agreements outstanding.

The information in the above Financial Highlights represents the operating performance for a share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements for the Trust’s shares.

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (unaudited)
BCT Subsidiary, Inc.

Note 1. Organization & Accounting Policies

BCT Subsidiary, Inc. (the “Trust”) was incorporated under the laws of the State of Maryland on November 12, 1999, and is a diversified, closed-end management investment company. The Trust was incorporated solely for the purpose of receiving all or a substantial portion of the assets of the BlackRock Broad Investment Grade 2009 Term Trust Inc. (“BCT”), incorporated under the laws of the State of Maryland, and as such, is a wholly owned subsidiary of BCT.

          Under the Trust’s organizational documents, its officers and Trustees (as defined below) are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements are unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust considers the risk of loss from such claims to be remote.

          The following is a summary of significant accounting policies followed by the Trust.

Investment Valuation: The Trust values most of its investments on the basis of current market quotations provided by dealers or pricing services selected under the supervision of the Trust’s Board (the “Board”) of Directors (the “Trustees”). In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures based on valuation technology commonly employed in the market for such investments. Exchange-traded options are valued at their last sales price as of the close of options trading on applicable exchanges. In the absence of a last sale price, options are valued at the average of the quoted bid and asked prices as of the close of business. Swap quotations are provided by dealers selected under the supervision of the Board. A futures contract is valued at the last sale price as of the close of the commodities exchange on which it trades. Short-term securities may be valued at amortized cost. Investments or other assets for which such current market quotations are not readily available are valued at fair value (“Fair Value Assets”) as determined in good faith under procedures established by, and under the general supervision and responsibility of, the Trust’s Board. The investment advisor and/or sub-advisor will submit its recommendations regarding the valuation and/or valuation methodologies for Fair Value Assets to a valuation committee. The valuation committee may accept, modify or reject any recommendations. The pricing of all Fair Value Assets is subsequently reported to the Board.

          When determining the price for a Fair Value Asset, the investment advisor and/or sub-advisor seek to determine the price that the Trust might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations are based upon all available factors that BlackRock Advisors, LLC, the Trust’s investment advisor, deems relevant.

          In September 2006, Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. At this time, management is evaluating the implications of FAS 157 and its impact on the Trust’s financial statements, if any, has not been determined.

          In addition, in February 2007, Statement of Financial Accounting Standards No. 159, “The Fair Value Option for Financial Assets and Financial Liabilities” (“FAS 159”), was issued and is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007, provided the entity also elects to apply the provisions of FAS 157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. At this time, management is evaluating the implications of FAS 159 and its impact on the Trust’s financial statements, if any, has not been determined.

Investment Transactions and Investment Income: Investment transactions are recorded on trade date. The cost of investments sold and the related gain or loss is determined by use of the specific identification method, generally first-in, first-out, for both financial reporting and federal income tax purposes. The Trust records interest income on an accrual basis and amortizes premium and/or accretes discount on securities purchased using the interest method.

          The Trust may, from time to time, purchase, in the secondary market, certain mortgage pass-through securities packaged or master serviced by affiliates or mortgage-related securities containing loans or mortgages originated by Merrill Lynch & Co., Inc. and PNC Bank, or their affiliates, including Midland Loan Services, Inc., each of which may be presumed to be an affiliate of BlackRock Advisors, LLC. It is possible, under certain circumstances, that Merrill Lynch Mortgage Investors, Inc. and PNC Mortgage Securities Corp. or their affiliates, including Midland Loan Services, Inc., could have interests that are in conflict with the holders of these mortgage-backed securities, and such holders could have rights against Merrill Lynch Mortgage Investors, Inc. and PNC Mortgage Securities Corp. or their affiliates, including Midland Loan Services, Inc.

Reverse Repurchase Agreements: The Trust may enter into reverse repurchase agreements with qualified third-party broker-dealers as determined by and under the direction of the Trust’s Board. Interest on the value of reverse repurchase agreements issued and outstanding is based upon competitive market rates at the time of issuance. At the time the Trust enters into a reverse repurchase agreement, it will establish and maintain a segregated account with the lender, containing liquid investment grade securities having a value not less than the repurchase price, including accrued interest of the reverse repurchase agreement.

Stripped Mortgage-Backed Securities: Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. In certain cases, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). The yield to maturity on IOs is sensitive to the rate of principal repayments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Trust may not fully recoup its initial investment in IOs. Such securities will be considered liquid only if so determined in accordance with guidelines established by the Trustees.

Segregation: In cases in which the Investment Company Act of 1940, as amended (the “1940 Act”) and the interpretive positions of the Securities and Exchange Commission (the “Commission”) requires that the Trust segregate assets in connection with certain investments (e.g., when issued securities, reverse repurchase agreements or futures contracts), the Trust will, consistent with certain interpretive letters issued by the Commission, designate on its books and records cash or other liquid debt securities having a market value at least equal to the amount that would otherwise be required to be physically segregated.

Federal Income Taxes: It is the Trust’s intention to continue to be treated as a regulated investment company under the Internal Revenue Code and to distribute sufficient amounts of its taxable income to shareholders. Therefore, no federal income tax provisions have been recorded. As part of a tax planning strategy, the Trust has retained a portion of its taxable income and will pay excise tax on the undistributed amounts.

          In July 2006, the Financial Accounting Standards Board released FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes”. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Trust’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax asset; an increase in deferred tax liability; or a combination thereof. Adoption of FIN 48 is required for the last net asset value calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006. At this time, management is evaluating the implications of FIN 48 and its impact on the Trust’s financial statements, if any, has not yet been determined.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities including investment valuations at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates and such differences may be material.

Note 2. Agreements

The Trust has an Investment Management Agreement with BlackRock Advisors, LLC (the “Advisor”), which is a wholly owned subsidiary of BlackRock, Inc. Merrill Lynch & Co., Inc. (“Merrill Lynch”) and The PNC Financial Services Group, Inc. (“PNC”) are principal owners of BlackRock, Inc.. The Investment Management Agreement covers both investment advisory and administration services.

          The Trust reimburses BCT for its pro rata share of applicable expenses, including investment advisory and administrative fees, in an amount equal to the proportionate amount of average net assets which are held by the Trust relative to the average net assets of BCT.

Note 3. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, dollar rolls and U.S. government securities, for the six months ended April 30, 2007 were $0 and $1,888,431, respectively. Purchases and sales of U.S. government securities for the six months ended April 30, 2007 were $0 and $3,200,000, respectively.

Note 4. Income Tax Information

The tax character of distributions paid during the year ended October 31, 2006 were as follows:

Year ended October 31, 2006

Ordinary Income	Long-term Capital Gains	Total Distributions

$2,269,778	$ —	$2,269,778

For federal income tax purposes, on November 30, 2006 the Trust’s tax year end, the Trust had capital loss carryforwards of $2,745,663, of which $2,061,303 expires in 2011 and $684,360 expires in 2012, respectively. This amount may be used to offset future realized capital gains.

Note 5. Capital

There are 200 million of $0.01 par value common shares authorized. BCT owned all of the 2,957,093 shares outstanding at April 30, 2007.

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BCT Subsidiary, Inc.

Directors
Ralph L. Schlosstein, Chairman
Andrew F. Brimmer, Lead Trustee[1] Richard E. Cavanagh, Lead Trustee[2] Kent Dixon
Frank J. Fabozzi
Kathleen F. Feldstein
R. Glenn Hubbard
Robert S. Kapito[3]

Officers
Robert S. Kapito, President
Donald C. Burke, Treasurer
Bartholomew Battista, Chief Compliance Officer
Anne Ackerley, Vice President
Neal Andrews, Assistant Treasurer
Jay Fife, Assistant Treasurer
Spencer Fleming, Assistant Treasurer
James Kong, Assistant Treasurer
Robert Mahar, Assistant Treasurer
Vincent B. Tritto, Secretary
Brian P. Kindelan, Assistant Secretary

Investment Advisor
BlackRock Advisors, LLC
100 Bellevue Parkway
Wilmington, DE 19809
(800) 227-7BFM

Accounting Agent and Custodian
State Street Bank and Trust Company
2 Avenue de Lafayette
Boston, MA 02111

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116

Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP
4 Times Square
New York, NY 10036

Legal Counsel – Independent Directors
Debevoise & Plimpton LLP
919 Third Avenue
New York, NY 10022

[1]	Retired, effective December 31, 2006.
[2]	Effective as of January 1, 2007.
[3]	Resigned, effective December 31, 2006

The Trust will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Trust at (800) 699-1BFM.

The Trust has delegated to the Advisor the voting of proxies relating to their voting securities pursuant to the Advisor’s proxy voting policies and procedures. You may obtain a copy of these proxy voting policies and procedures, without charge, by calling (800) 699-1BFM. These policies and procedures are also available on the website of the Securities and Exchange Commission (the “Commission”) at http://www.sec.gov.

Information on how proxies relating to the Trust’s voting securities were voted (if any) by the Advisor during the most recent 12-month period ended June 30th is available without charge, upon request, by calling (800) 699-1BFM or on the website of the Commission at http://www.sec.gov.

The Trust files its complete schedule of portfolio holdings for the first and third quarters of its respective fiscal year with the Commission on Form N-Q. The Trust’s Form N-Q will be available on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Trust’s Form N-Q, may also be obtained, upon request, by calling (800) 699-1BFM.

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Trust shares. Statements and other information contained in this report are as dated and are subject to change.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Schedule of Investments.

The Registrant’s Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

(a) Not applicable for semi-annual reports.

(b) Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Companies and Affiliated Purchasers.

Not applicable because no such purchases were made during the period covered by this report.

Item 10. Submission of Matters to a Vote of Security Holders.

No matters were voted on by shareholders during the period covered by this report.

Item 11. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported within the required time periods and that information required to be disclosed by the Registrant in this Form N-CSR was accumulated and communicated to the Registrant’s management, including its principle executive and principle financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a) (1) Not applicable.

(a) (2) Separate certifications of Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 attached as EX-99.CERT.

(a) (3) Not applicable.

(b) Certification of Principal Executive and Financial Officers pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 furnished as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)        BCT Subsidiary, Inc.

By:	/s/ Donald C. Burke
Name:	Donald C. Burke
Title:	Treasurer
Date:	July 3, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Kapito
Name:	Robert S. Kapito
Title:	Principal Executive Officer
Date:	July 3, 2007

By:	/s/ Donald C. Burke
Name:	Donald C. Burke
Title:	Principal Financial Officer
Date:	July 3, 2007